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Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Summary Information
Investment Objective
The Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Management Fees	0.60%
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF | Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF | USD ($)	61	192	335	750

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, VettaFi LLC (the “Index Provider”) maintains the Underlying Index, which is comprised of two different components: (i) stocks of companies that are materially engaged in the research and development of blockchain technology, cryptocurrency mining, cryptocurrency buying, or cryptocurrency enabling technologies (the “Equity Component”); and (ii) exchange-traded products (“ETPs”) and U.S.-listed private investment trusts that invest at least 75% of their assets in Bitcoin (the “ETP and Trust Component”). However, the Fund will not invest directly in cryptocurrencies such as Bitcoin, or in crypto assets. The Fund also will not invest in initial coin offerings or futures contracts on cryptocurrencies.
The term “blockchain” refers to a type of peer-to-peer distributed ledger, or decentralized database, that keeps continuously updated digital records of who owns a particular asset (e.g., cryptocurrency). Blockchain is secured using cryptography and facilitates the process of recording transactions and tracking assets in a business network. Blockchain derives its name from the way it stores transaction data — as unchangeable, digitally recorded data in packages called “blocks” that are linked together to form a chain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network. Each block in the chain is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with. Blockchain networks can be private with restricted membership similar to an intranet, or public like the Internet, and are governed by rules agreed on by the network participants.
Blockchain technology can be used in a wide variety of data sharing applications, and track intangible and digital assets and companies across business sectors without a need for a third-party record keeper, payments processor, or central clearing authority. Blockchain technology has the potential to streamline transactions, increase confidence of commercial market participants, and increase efficiency for various business processes, including recordkeeping, payment processing and inventory management among others.
“Decentralized Commerce” refers to commerce that relies on decentralized technologies such as blockchain. Therefore, “Decentralized Commerce” reflects the commercial interaction of companies at the forefront of such innovation that seek to leverage blockchain and similar technologies or platforms to increase operational efficiency in business to business or business to consumer transactions to their competitive advantage.
Cryptocurrency assets, such as Bitcoin and Ethereum, are examples of specific applications of public blockchains. Cryptocurrencies are digital assets designed to work as a medium of exchange that are stored electronically in a blockchain. They use encryption techniques to secure transactions, to control the creation of additional monetary units, and to verify the transfer of assets. Unlike traditional currencies, decentralized virtual currencies (or cryptocurrencies) are digital assets and are not issued or backed by any government, agency, bank, organization or single administrator. There are thousands of cryptocurrencies, the most well-known of which is Bitcoin, and while the design and maintenance of each type of cryptocurrency differs, cryptocurrencies are typically based on the decentralized, open source protocol of a peer-to-peer computer network. The transactions of such currencies on a blockchain are verified by cryptocurrency “miners.” Crypto-mining involves using computers to solve mathematical equations. Generally, when a successful validation occurs, a miner receives rewards paid in the form of tokens. As a result, miners are incentivized to validate transactions and to secure the network to earn rewards.
The Equity Component of the Underlying Index is primarily comprised of exchange-listed equity securities of companies that are principally or materially engaged in one of the following four business activities (each, a “Business Segment”):
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Cryptocurrency Miners: Companies that mine cryptocurrency assets.
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Cryptocurrency Enabling Technologies: Companies that (i) facilitate the buying, selling and transfer of cryptocurrency assets, (ii) provide custody for cryptocurrency assets, (iii) supply semiconductors used in cryptocurrency mining, or (iv) supply cryptocurrency mining machines.
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Cryptocurrency Buyers: Companies that report cryptocurrency assets on their balance sheets.
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Blockchain Users: Operating companies that are engaged in the research and development of blockchain technologies for non-cryptocurrency-related purposes.
To be eligible for inclusion in the Equity Component of the Underlying Index, a company’s stock must be listed on an approved and globally recognized exchange and such company must have: (i) a minimum full market capitalization value of $50 million, (ii) a minimum free float factor of 20%, and (iii) a minimum average daily trading value (“ADTV”) for the previous three months of $1 million. Companies may be located in the United States or in foreign jurisdictions, including in emerging markets, and may be represented by depositary receipts such as American depositary receipts (“ADRs”) or global depositary receipts (“GDRs”).
In addition to stocks of companies engaged in the Business Segments above, the Underlying Index also includes the ETP and Trust Component which is represented by exchange-traded products and open-ended private investment trusts that trade on an approved U.S. exchange (in accordance with the Index Provider's methodology) and invest at least 75% of their assets in Bitcoin (“BTC”).
To be eligible for inclusion in the ETP and Trust Component of the Underlying Index, an ETP or private investment trust must also: (i) have a minimum full market capitalization of $1 billion ($500 million for current Underlying Index constituents), (ii) have a minimum ADTV for the previous three months of $15 million ($7.5 million for current Underlying Index constituents), and (iii) be open-ended.
Because the Fund will not invest directly in any cryptocurrency, it will not track price movements of any cryptocurrency. The Fund may, however, have indirect exposure to crypto assets by virtue of (i) its investments in companies that use one or more crypto assets as part of their business activities or that hold crypto assets as proprietary investments and (ii) its investments in the ETP and Trust Component.
The Underlying Index is rebalanced monthly. At each rebalance, the ETP and Trust Component is allocated a 15% Underlying Index weight, and the Equity Component is allocated the remaining 85% Underlying Index weight. All of the companies in the Equity Component are weighted equally to one another.
As of December 31, 2023, the Underlying Index was comprised of 58 stocks with market capitalizations ranging from $383.9 million to $2.8 trillion.
The Fund generally employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, due to the practical difficulties and expense of, purchasing all of the securities in the Underlying Index, the Fund may also utilize a sampling methodology from time to time. A “sampling” methodology means that the Fund does not purchase all the components of the Underlying Index. Rather, the Adviser uses quantitative analysis to select a representative sample of assets that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics.
The Fund may obtain exposure to certain securities in the ETP and Trust Component indirectly through a wholly-owned subsidiary organized under Cayman Islands law (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to such assets in accordance with the limits of the federal tax laws, which may limit the ability of investment companies like the Fund to invest directly in such investments. The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Subsidiary is wholly-owned and controlled by the Fund and advised by Invesco Capital Management LLC (the “Adviser”). The Subsidiary's investment objective is to seek to track the performance of a subset of the securities in the Underlying Index. The Subsidiary will follow the same general investment policies and restrictions as the Fund, except that unlike the Fund, it may invest to a greater extent in cryptocurrency-related investments. The Subsidiary’s investments also will be subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the 1940 Act.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2023	47.04%
Worst Quarter	June 30, 2022	-49.19%

Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	1 Year	Since Inception	Inception Date
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	128.26%	(10.91%)	Oct. 07, 2021
After Taxes on Distributions | Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	126.38%	(11.86%)
After Taxes on Distributions and Sale of Fund Shares | Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	75.96%	(8.58%)
Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	129.81%	(11.29%)
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	22.20%	2.28%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.